Contingent Liabilities and Commitments - Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract (Detail) - Dec. 31, 2020
₩ in Millions, $ in Millions
	KRW (₩)	USD ($)
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	₩ 2,579,371
Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	107,000
Not yet due contractual amount of sold accounts receivables before maturity	870,375
USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | $		$ 2,272
Not yet due contractual amount of sold accounts receivables before maturity | $		800
Parent [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	107,000
Parent [member] | Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	602,040
Not yet due contractual amount of sold accounts receivables before maturity	86,956
Parent [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | $		455
Not yet due contractual amount of sold accounts receivables before maturity | $		80
Parent [member] | Shinhan bank [member] | Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	90,000
Parent [member] | Shinhan bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	65,280	60
Not yet due contractual amount of sold accounts receivables before maturity	32,657	30
Parent [member] | Sumitomo Mitsui Banking Corporation [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	21,760	20
Parent [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	136,000	125
Not yet due contractual amount of sold accounts receivables before maturity	27,249	25
Parent [member] | ING Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	97,920	90
Parent [member] | MUFG Bank [Member] | Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	17,000
Parent [member] | MUFG Bank [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	174,080	160
Not yet due contractual amount of sold accounts receivables before maturity	27,050	25
Consolidated subsidiaries [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	1,977,331	1,817
Not yet due contractual amount of sold accounts receivables before maturity	783,419	720
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	326,400	300
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	16,320	15
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | Austrailia and New Zealand Banking Group Ltd [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	76,160	70
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | KGI Bank Co Ltd [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	32,640	30
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	81,600	75
Not yet due contractual amount of sold accounts receivables before maturity	81,551	75
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | DZ Bank AG [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	8,051	7
Not yet due contractual amount of sold accounts receivables before maturity	8,051	7
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Sumitomo Mitsui Banking Corporation [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	217,600	200
Not yet due contractual amount of sold accounts receivables before maturity	21,760	20
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	652,800	600
Not yet due contractual amount of sold accounts receivables before maturity	345,658	318
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Hong Kong & Shanghai Banking Corp. [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	435,200	400
Not yet due contractual amount of sold accounts receivables before maturity	326,399	300
Consolidated subsidiaries [member] | LG Display Japan Co., Ltd. [member] | Chelsea Capital Corporation Tokyo Branch [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	₩ 130,560	$ 120